Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2026	Sep. 30, 2025	Mar. 31, 2026
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		¥ 76,342	¥ 53,060
Provision (Reversal)	[1]	1,918	7,343
Allowance for credit losses on acquired financial assets at acquisition		0	3,633
Charge-offs	[2]	(16,344)	(8,433)
Recoveries		1,321	410
Other	[3]	(591)	(951)
Ending balance		62,646	55,062
Collective (pool) assessment		31,240	29,892	¥ 31,852
Individual assessment		31,406	25,170	44,490
Consumer | Real estate loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			278
Provision (Reversal)	[1]		(10)
Allowance for credit losses on acquired financial assets at acquisition			0
Charge-offs	[2]		0
Recoveries			7
Other	[3]		(275)
Ending balance			0
Collective (pool) assessment			0
Individual assessment			0
Consumer | Real estate loans | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		1,819	1,679
Provision (Reversal)	[1]	(236)	(95)
Allowance for credit losses on acquired financial assets at acquisition		0	0
Charge-offs	[2]	(290)	(78)
Recoveries		1	0
Other	[3]	127	47
Ending balance		1,421	1,553
Collective (pool) assessment		75	494	367
Individual assessment		1,346	1,059	1,452
Consumer | Other | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		3	90
Provision (Reversal)	[1]	0	(4)
Allowance for credit losses on acquired financial assets at acquisition		0	0
Charge-offs	[2]	0	0
Recoveries		0	2
Other	[3]	0	(84)
Ending balance		3	4
Collective (pool) assessment		3	4	3
Individual assessment		0	0	0
Consumer | Other | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		2,092	3,048
Provision (Reversal)	[1]	545	1,142
Allowance for credit losses on acquired financial assets at acquisition		0	0
Charge-offs	[2]	(904)	(1,286)
Recoveries		196	188
Other	[3]	(95)	(16)
Ending balance		1,834	3,076
Collective (pool) assessment		1,273	1,295	1,449
Individual assessment		561	1,781	643
Corporate | Non-recourse Loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		170	91
Provision (Reversal)	[1]	(84)	7
Allowance for credit losses on acquired financial assets at acquisition		0	0
Charge-offs	[2]	0	0
Recoveries		0	0
Other	[3]	1	(6)
Ending balance		87	92
Collective (pool) assessment		87	92	170
Individual assessment		0	0	0
Corporate | Non-recourse Loans | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		5,635	2,593
Provision (Reversal)	[1]	(899)	2,022
Allowance for credit losses on acquired financial assets at acquisition		0	0
Charge-offs	[2]	0	0
Recoveries		0	0
Other	[3]	61	1,029
Ending balance		4,797	5,644
Collective (pool) assessment		1,793	2,598	2,224
Individual assessment		3,004	3,046	3,411
Corporate | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		522	351
Provision (Reversal)	[1]	(305)	29
Allowance for credit losses on acquired financial assets at acquisition		0	0
Charge-offs	[2]	0	0
Recoveries		341	13
Other	[3]	(1)	0
Ending balance		557	393
Collective (pool) assessment		557	369	522
Individual assessment		0	24	0
Corporate | Other than non-recourse loans | Real estate companies | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		1,490	2,046
Provision (Reversal)	[1]	1,554	178
Allowance for credit losses on acquired financial assets at acquisition		0	0
Charge-offs	[2]	(1,074)	0
Recoveries		0	0
Other	[3]	(33)	(967)
Ending balance		1,937	1,257
Collective (pool) assessment		666	715	519
Individual assessment		1,271	542	971
Corporate | Other than non-recourse loans | Commercial, industrial and other companies loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		1,113	950
Provision (Reversal)	[1]	(30)	(6)
Allowance for credit losses on acquired financial assets at acquisition		0	0
Charge-offs	[2]	(393)	0
Recoveries		4	4
Other	[3]	0	(41)
Ending balance		694	907
Collective (pool) assessment		634	449	646
Individual assessment		60	458	467
Corporate | Other than non-recourse loans | Commercial, industrial and other companies loans | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		30,625	20,063
Provision (Reversal)	[1]	(1,125)	2,571
Allowance for credit losses on acquired financial assets at acquisition		0	0
Charge-offs	[2]	(7,213)	(1,992)
Recoveries		545	59
Other	[3]	(144)	24
Ending balance		22,688	20,725
Collective (pool) assessment		11,841	12,006	11,946
Individual assessment		10,847	8,719	18,679
Loans to Equity Method Investees
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		0	1,512
Provision (Reversal)	[1]	0	19
Allowance for credit losses on acquired financial assets at acquisition		0	0
Charge-offs	[2]	0	0
Recoveries		0	0
Other	[3]	0	(5)
Ending balance		0	1,526
Collective (pool) assessment		0	186	0
Individual assessment		0	1,340	0
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[4]	7,488	1,342
Provision (Reversal)	[1],[4]	312	7
Allowance for credit losses on acquired financial assets at acquisition	[4]	0	3,633
Charge-offs	[2],[4]	(326)	(3,659)
Recoveries	[4]	3	0
Other	[3],[4]	(454)	(984)
Ending balance	[4]	7,023	339
Collective (pool) assessment	[4]	126	133	133
Individual assessment	[4]	6,897	206	7,355
Net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		19,907	18,122
Provision (Reversal)	[1]	1,799	1,426
Allowance for credit losses on acquired financial assets at acquisition		0	0
Charge-offs	[2]	(2,542)	(1,344)
Recoveries		231	137
Other	[3]	(17)	321
Ending balance		19,378	18,662
Collective (pool) assessment		13,437	11,254	13,218
Individual assessment		5,941	7,408	6,689
Installment loans and net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		70,864	52,165
Provision (Reversal)	[1]	1,531	7,286
Allowance for credit losses on acquired financial assets at acquisition		0	3,633
Charge-offs	[2]	(12,742)	(8,359)
Recoveries		1,321	410
Other	[3]	(555)	(957)
Ending balance		60,419	54,178
Collective (pool) assessment		30,492	29,595	31,197
Individual assessment		29,927	24,583	39,667
Other financial assets measured at amortized cost
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[5]	5,478	895
Provision (Reversal)	[1],[5]	387	57
Allowance for credit losses on acquired financial assets at acquisition	[5]	0	0
Charge-offs	[2],[5]	(3,602)	(74)
Recoveries	[5]	0	0
Other	[3],[5]	(36)	6
Ending balance	[5]	2,227	884
Collective (pool) assessment	[5]	748	297	655
Individual assessment	[5]	¥ 1,479	¥ 587	¥ 4,823

[1]	Provision for credit losses” in the consolidated statements of income amounted to provisions of ¥9,781 million and ¥1,830 million during the six months ended September 30, 2025 and 2026. The reconciliation between the above table and the amounts reported on the consolidated statements of income during the six months ended September 30, 2025 and 2026 are as follows: Millions of yen Six months ended September 30, 2025 Six months ended September 30, 2026 Provision for credit losses Provision for credit losses Net investment in leases ¥ 1,426 ¥ 1,799 Installment loans 5,860 (268) Subtotal in the above table 7,286 1,531 Other financial assets measured at amortized cost 57 387 Total in the above table 7,343 1,918 Off-balance sheet credit exposures *3(a) 2,336 (66) Available-for-sale debt securities *3(b) 102 (22) Amount reported on the consolidated financial statements ¥ 9,781 ¥ 1,830 *3(a) The allowance for off-balance sheet credit exposure were ¥17,611 million and ¥17,175 million as of March 31, 2026 and September 30, 2026, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 24 “Commitments, Guarantees and Contingent Liabilities.” *3(b) The allowance for available-for-sale debt securities were ¥3,505 million and ¥3,354 million as of March 31, 2026 and September 30, 2026, respectively, and the amounts are recorded as a reduction in “Investment in securities” on the consolidated balance sheets. For further information, see Note 8 “Investment in Securities.
[2]	Charge-offs of purchased loans include write-offs of purchased loans at the acquisition date of ¥3,633 million during the six months ended September 30, 2025. There were no such write-offs during the six months ended September 30, 2026.
[3]	Other mainly includes foreign currency translation adjustments and increases or decreases in allowance due to consolidation or deconsolidation of subsidiaries.
[4]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
[5]	The allowance for other financial assets measured at amortized cost includes the allowance for credit losses on financing receivables, such as accounts receivable. Other financial assets measured at amortized cost are mainly “Trade notes, accounts and other receivables” on the consolidated balance sheets.